COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
17	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

	RMB	US$

2015	3,443	555
2016	1,376	222
2017	1,376	222
2018	1,376	222
2019 and thereafter	1,376	222

	8,947	1,443

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Group's lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties. For the years ended December 31, 2012, 2013 and 2014, total rental expenses for all operating leases amounted to approximately RMB4,435, RMB4,931 and RMB5,279 (US$851), respectively.

Income taxes

As of December 31, 2013 and 2014, the Group has recognized approximately RMB28,947 and RMB40,287 (US$6,493), respectively, as an accrual for unrecognized tax benefits, including related interest and penalties. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2013, and 2014, the Group classified the accrual of RMB28,947 and RMB40,287 (US$6,493), respectively, as a long-term payable.

Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and its VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group's business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with VIEs are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group's current ownership structure or the contractual arrangements with VIEs is remote based on current facts and circumstances.

Contractual Arrangements among the Company and the VIEs

Under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company could face material and adverse tax consequences if the PRC tax authorities were to determine that the Contractual Arrangements among the Company and the respective VIEs were not entered into on an arm's-length basis and therefore constituted unfavorable transfer pricing arrangements. Unfavorable transfer pricing arrangements could, among other things, result in an upward adjustment on taxation. In addition, the PRC tax authorities may impose interest on late payments on the Company and the respective VIEs for the adjusted but unpaid taxes. In the opinion of management, the likelihood of such an upward adjustment on taxation and related interest is remote based on current facts and circumstances.

Sponsorship commitments

Future sponsorship commitments as of December 31, 2014

	RMB	US$

2015	3,400	548

	3,400	548

Payments for sponsorships are expensed on a straight-line basis over the beneficial periods. For the year ended December 31, 2014, total sponsorship expenses amounted to approximately RMB2,210 (US$356).

Guarantees

The Group accounts for guarantees in accordance with ASC 460, “Guarantees”. Accordingly, the Group evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The memorandum and articles of association of the Company require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company's request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. The indemnification obligations are more fully described in the memorandum and articles of association. The Company purchases standard directors and officers insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company's memorandum and articles of association and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Company has not been required to make payments related to these obligations, and the fair value for these obligations is zero as of December 31, 2013 and 2014.